Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 286,056	$ 270,189
Restricted cash	3,075
Accounts receivables	20,073	15,835
Value added taxes and other recoverable taxes	37,650	19,901
Inventories	115,810	57,943
Derivative financial instruments	4,418
Other receivables and assets	45,404	25,467
Total current	512,486	389,335
Non-current
Value added taxes and other recoverable taxes	40,589	40,596
Inventories	58,576	19,386
Other receivables and assets	16,573	4,943
Property, plant and equipment	945,354	610,784
Deferred income tax assets	35,418	15,218
Total non-current	1,096,510	690,927
Total assets	1,608,996	1,080,262
Current
Trade and other payables	189,614	98,067
Derivative financial instruments	139,354	19,302
Loans and debentures	99,548	82,007
Liability measured at fair value	1,012	3,362
Current income tax liabilities	66,765	31,618
Current portion of other liabilities	18,933	14,190
Provision for mine closure and restoration	5,661
Liabilities directly associated with assets classified as held for sale	5,367	2,757
Total current	526,254	251,303
Non-current
Loans and debentures	311,620	361,097
Liability measured at fair value	25,822	14,387
Derivative financial instruments	265,343	120,188
Deferred income tax liabilities	37,006	31,583
Provision for mine closure and restoration	78,070	50,573
Other provisions	92,671	17,144
Other liabilities	6,473	11,032
Total non-current	817,005	606,004
SHAREHOLDERS’ EQUITY
Share capital	834,430	599,200
Contributed surplus	57,757	55,596
Accumulated other comprehensive income	(178)	(723)
Accumulated losses	(626,272)	(431,118)
Total equity	265,737	222,955
Total liabilities and equity	$ 1,608,996	$ 1,080,262